Long-term debt - Credit facilities – other (Details)	Dec. 31, 2022 USD ($) vessel	May 17, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 31, 2021 USD ($)
Debt Instrument [Line Items]
Number of vessels secured by first-priority mortgages | vessel	53
Carrying amount, gross	$ 3,736,700,000		$ 4,345,500,000
Line of Credit
Debt Instrument [Line Items]
Number of vessels secured by first-priority mortgages | vessel	48
Face value of debt	$ 938,703,000
Senior Secured Notes
Debt Instrument [Line Items]
Carrying amount, gross	$ 1,000,000,000		$ 500,000,000.0
Face value of debt		$ 500,000,000		$ 500,000,000